SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Goodvision Inc [Member]
ScheduleOfComponentsOfIncomeTaxExpenseBenefitLineItem [Line Items]
Federal Current					$ 21,890	$ 7,101
Federal Deferred
State (California) Current					1,650	800
State (California) Deferred
Income tax expense					23,540	7,901
Deferred:
Income Tax Expense (Benefit)					$ (23,540)	$ (7,901)
Goodvision AI Inc [Member]
ScheduleOfComponentsOfIncomeTaxExpenseBenefitLineItem [Line Items]
Federal Current		$ 5,689		$ 11,907
Federal Deferred	(44,324)		(154,774)
State (California) Current		352		737
State (California) Deferred	(14,740)		(51,471)
Income tax expense		(6,041)		(12,644)
Current:
Total current		6,041		12,644
Deferred:
Total deferred	(59,064)		(206,245)
Valuation allowance	59,064		206,245
Income Tax Expense (Benefit)		$ 6,041		$ 12,644